Stock-Based Compensation - Schedule of Options Outstanding (Details) number in Millions	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Stock-Based Compensation [Abstract]
Outstanding, beginning balance (in shares)	11	16
Exercised (in shares)	(3)	(5)
Outstanding, ending balance (in shares)	8	11
Exercisable (in shares)	8	6
Outstanding, beginning balance (in dollars per share)	$ 23.35	$ 22.73
Exercised (in dollars per share)	22.86	21.56
Outstanding, ending balance (in dollars per share)	23.51	23.35
Exercisable (in dollars per share)	$ 23.51	$ 22.66